November 15, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

    Liberty Funds Trust II
     Stein Roe Small Cap Tiger Fund
  Registration File Nos. 2-66976 & 811-3009

Dear Sir/Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of Prospectus Supplements dated November 10, 2000 now being used in connection with the public offering and sale of shares of the Fund.

Sincerely,

LIBERTY FUNDS TRUSTS II


Tracy S. DiRienzo
Assistant Secretary

Enclosures

                         STEIN ROE SMALL CAP TIGER FUND

                             Class A, B and C Shares

                     Supplement to Prospectus  dated January 1,
          2000 (Replacing  Supplements dated May 1, 2000, July 14,
                           2000 and August 1, 2000)

The Prospectus is revised as follows:

(1) Effective May 1, 2000, the Fund changed its name from Stein Roe Small Cap Asian Tiger Fund to Stein Roe Small Cap Tiger Fund.

(2) Effective July 14, 2000, the Fund changed its Class A, B and C names to Liberty Newport Tiger Cub Fund Class A, Liberty Newport Tiger Cub Fund Class B and Liberty Newport Tiger Cub Fund Class C.

 (3) The Shareholder Fees table under the caption YOUR EXPENSES is amended and restated as follows:

Shareholder Fees(2) (paid directly from your investment)


                                                    Class A          Class B        Class C
Maximum sales charge (load) on purchases (%) (as
a percentage of the offering price)                 5.75             0.00           0.00
--------------------------------------------------- ---------------- -------------- ----------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                 1.00(3)          5.00           1.00
--------------------------------------------------- ---------------- -------------- ----------------------
Redemption fee (as a percentage of amount
redeemed, if applicable)                            (4)              (4)            (4)
--------------------------------------------------- ---------------- -------------- ----------------------

     (2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
     (3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
     (4)     There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The second paragraph in the sidebar, UNDERSTANDING EXPENSES, under the caption YOUR EXPENSES is deleted in its entirety.

(5) The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.
(6)

(6) The following replaces the table called "Purchases Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased                                        Commission %

First $3 million                                        1.00
------------------------------------------------------- -----------------------
$3 million to less than $5 million                      0.80
------------------------------------------------------- -----------------------
$5 million to less than $25 million                     0.50
------------------------------------------------------- -----------------------
$25 million or more                                     0.25
------------------------------------------------------- -----------------------

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants  in certain group  retirement  plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

(7) The last three paragraphs under the caption SALES CHARGES are deleted in their entirety.

(8) The paragraph under the caption How To Exchange Shares is revised in its entirety as follows:

         You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.





735-36/294D-1000                                               November 10, 2000

                      STEIN ROE SMALL CAP TIGER FUND
                               Class S Shares
      Supplement to Prospectus dated January 1, 2000, Revised May 1, 2000

The Prospectus is revised as follows:

(1) The table under the caption Your Expenses is amended and restated as follows:

Your Expenses        This  table  shows  fees and  expenses
                     you  may  pay  if  you  buy  and  hold
                     shares  of the  Fund.  You do not  pay
                     any sales  charge when you purchase or
                     sell  your  shares.(a)  However,   you
                     pay various  other  indirect  expenses
                     because  the Fund  pays fees and other
                     expenses  that reduce your  investment
                     return.

Annual Fund Operating Expenses(a)
(expenses that are deducted from Fund assets)

Management and administration fees(b)          1.40%
---------------------------------------------- ------------
Distribution (12b-1) fees                      None
---------------------------------------------- ------------
Other expenses                                 1.95%
---------------------------------------------- ------------
---------------------------------------------- ------------
Total annual fund operating expenses           3.35%
---------------------------------------------- ------------

   (a)    There is a $7.00 charge for wiring  redemption
          proceeds to your bank.
   (b)    The  Fund's  Advisor  and  Administrator  have
          voluntarily   agreed  to  waive  advisory  and
          administration  fees  and  reimburse  the Fund
          for  certain  expenses.   As  a  result,   the
          actual management and administration fees for Class S shares would be 0.06%, other expenses for Class S shares would be 1.94% and total annual fund operating expenses for Class S shares would be 2.00%.

(2) The last three paragraphs under the caption Selling Shares are deleted in their entirety.

S40-36/145D-0900                                              November 10, 2000